STOCKHOLDER'S EQUITY (Details Narrative) (USD $)	2 Months Ended	12 Months Ended
	Aug. 25, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 11, 2022	Jun. 11, 2021	Jun. 11, 2020	Jun. 11, 2019	Jun. 11, 2018	Jun. 11, 2017	Jun. 11, 2016	Jun. 11, 2015	Jun. 11, 2014	Jun. 30, 2013	Jun. 11, 2013	Mar. 11, 2013	Dec. 17, 2012	Dec. 11, 2012	Nov. 19, 2012	Oct. 31, 2012	Jun. 11, 2012	Nov. 30, 2011	Oct. 31, 2011	Sep. 30, 2011	Sep. 28, 2011	Jun. 30, 2011	May 01, 2011	Jun. 30, 2010
Pre-Reverse Merger Transactions
Interest to be acquired in the Bullfrog Project				90.00%
Common stock issued for property interest				923,077
Remaining interest in Bullfrog Project				10.00%
Cash paid directly, for exchange of interest					$ 75,000	$ 70,000	$ 65,000	$ 60,000	$ 55,000	$ 50,000	$ 45,000	$ 40,000	$ 35,000		$ 30,000			$ 25,000			$ 25,000							$ 100,000
Net smelter return royalty due to NPX Metals																											3.00%
Common shares issued for cash consideration	1,678,612
Cash consideration for common shares	545
Percentage offered to Aurum to purchase right, title and interest percentage																										100.00%
Common shares issued in consideration for assignment of option																										4,000,000
Aurum deposit paid back to Company																							6,364
Aurum deposit applied to exploration costs																						45,000
Option to earn percent of interest in Newsboy Project																									100.00%
Conisderation to earn Newsboy Project																									3,425,000
Part of consideration previously paid by third party																									500,000
Balance of consideration due to Southwest																								2,925,000
First option payment, paid			150,000
Full balance payable			2,775,000
Paid to Southwest as part of option to purchase agreement by third parties			500,000
Aggregate units in Private Placement to purchase third party agreement			1,250,000
Paid to Southwest by third party for direct cost to acquire mineral property			50,000
Aggregate Units in Private Placement for acquiring mineral property			125,000
Reverse Merger Transaction
Aggregate shares of SG common stock issued and outstanding prior to closing of Merger																								14,357,135
Shares of SG outstanding common stock converted																								13,645,596
Aggregate shares of SG stock issued and outstanding prior to Merger converted to Series A Preferred Stock																								711,539
2011 Private Placement/2012 Private Placement
Aggregate units sold in Private Placement		7,380,600	9,127,250
Price per unit of shares sold in Private Placement		$ 0.25	$ 0.40
Percent of common stock equal to shares purchased in Private Placement		100.00%	50.00%
Exercise price per share of shares in three/four year warrant		$ 0.35	$ 0.60
Sold units of common shares		5,376,000	5,252,250
Sold units of Series A Preferred Stock			3,875,000
Sold units of Series B Preferred Stock		2,004,600
Total proceeds from sold units		1,845,150	3,650,900
Conversion of debt owed, aggregate amount			940,900
Cash proceeds generated from Private Placement		1,575,000	2,710,000
Sold units with gross proceeds																	2,000,000		5,380,600
Gross proceeds from units sold																	500,000
Units sold for the conversion of debt for legal fees																			804,600
Related interest to units sold for conversion of debt for legal fees																			276,000
Sold units with gross proceeds related to legal fees (B)																			1,345,150
Conversion of debt for legal fees, value																			200,000
Interest on conversion of debt for legal fees																			1,150
Legal fees, value																			69,000
Split-Off
Transferred outstanding capital stock in exchange for cancellation of shares			22,510,919
Split-Off shares left to stockholders prior to Merger			11,000,000
Company's public float prior to Merger, shares			9,000,000
Retained in pre-merger liabilities			13,383
Owed at merger date for collections on note payable			201,363
Reduction in additional paid-in-capital			214,746
Common Stock Options
Reserved shares of common stock for issuance																								4,500,000
Unrecognized compensation expense related to stock options		$ 543,661												$ 181,221
Stock options expected to be recognized over weighted average period		9 months
Convertible Preferred Stock
Designated Series A Preferred Stock	5,000,000
Series A Preferred Stock converted into common stock		1,586,539														2,312,500
Total Series A Preferred Stock converted into common stock																687,500
Designated Series B Preferred Stock																				5,000,000